Stock Incentive Plans (Schedule of Stock Option Activity) (Details) (USD $)	9 Months Ended
Sep. 30, 2012
Options
Outstanding December 31, 2011	578,257
Options expired	(15,446)
Options forfeited	(204,438)
Outstanding at June 30, 2012	358,373
Exercisable at June 30, 2012	254,860
Weighted Average Exercise Price
Outstanding December 31, 2011	$ 26.22
Options expired	$ 60.43
Options forfeited	$ 2.27
Outstanding at June 30, 2012	$ 38.41
Exercisable at June 30, 2012	$ 52.71
Weighted Average Remaining Contractual Life
Outstanding at June 30, 2012	5 years 10 months 24 days
Exercisable at June 30, 2012	4 years 7 months 6 days
Aggregate Intrinsic Value
Outstanding at June 30, 2012
Exercisable at June 30, 2012